Notes Payable, net (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes Payable, net (Details) [Line Items]
Total borrowing	$ 5,900,000		$ 31,600,000
Debt interest rate	1.00%	2.00%	2.00%
Interest and principal	$ 330,000
Debt interest rate description		(as amended, the “Note Purchase Agreement”) with us, as issuer, certain of our subsidiaries, as guarantors, and certain affiliates of Hudson Structured Capital Management (collectively, “Hudson”) with borrowings totaling $31.6 million through December 31, 2020 in the aggregate, along with $0.9 million of capitalized payment in kind (“PIK”) interest. The transaction further provided for additional funds up to $15.0 million over time, from Hudson, the timing of which was subject to reinsurance settlement timing. The outstanding principal under the Note Purchase Agreement was due in April 2025 and bore interest at the following rates: 2% per annum payable quarterly in arrears in cash, and a varying interest rate of 9.0% to 11.0% of PIK interest. The PIK interest was based on the aggregate outstanding principal balance as follows: (i) 11.0% if the outstanding balance was less than $5.0 million; (ii) 10.0% if the outstanding balance was greater than or equal to $5.0 million but less than $10.0 million; and (iii) 9.0% if the outstanding balance was greater than or equal to $10.0 million. PIK interest represents contractually deferred interest that is added to the principal balance outstanding and due at maturity. The loan was secured by substantially all assets of the Company. As of December 31, 2020, the outstanding principal and capitalized PIK interest on the Note Purchase Agreement was $32.5 million, along with $0.6 million of accrued PIK interest not subject to capitalization as of such date. The loan was able to be prepaid in an amount equal to the outstanding principal, accrued cash and PIK interest, and the end of term fee equal to 1% of the principal amount being prepaid. This loan was repaid in March 2021 and is no longer outstanding.As part of the Note Purchase and Security Agreement, the Company issued warrants for up to 8,669,076 of Series E convertible preferred shares, which the Company estimated to have a fair value of $12.5 million at issuance which was recorded as a discount to the debt and was amortized to interest expense over the term of the debt. These warrants were exercised in February 2021 and are no longer outstanding.2019 Loan and Security AgreementIn December 2019, the Company entered into a Loan and Security Agreement (the “2019 Loan and Security Agreement”) with a group of lenders for a term loan in the amount of $25.0 million. Minimum payments of interest were due monthly through December 2021. Beginning in January 2022, equal payments of principal would have been due monthly in an amount necessary to fully amortize the loan by June 5, 2024. An end of term payment of $0.6 million was due at maturity or date of any prepayment. At the time of origination, the lender was granted a warrant to purchase Series E convertible preferred stock, estimated to have a fair value of $0.5 million at issuance. The warrants were exercised in February 2021 and are no longer outstanding. The loan was secured by substantially all assets of the Company.	(the “Note Purchase and Security Agreement”) with Hudson Structured Capital Management and an affiliate (collectively, “Hudson”) with borrowings totaling $31.6 million through December 31, 2020 in the aggregate, along with $0.9 million of capitalized payment in kind (“PIK”) interest. The transaction further provided for additional funds up to $15.0 million over time, from Hudson, the timing of which was subject to reinsurance settlement timing. The outstanding principal under the Note Purchase and Security Agreement was due in April 2025 and bore interest at the following rates: 2% per annum payable quarterly in arrears in cash, and a varying interest rate of 9.0% to 11.0% of PIK interest. The PIK interest was based on the aggregate outstanding principal balance as follows: (i) 11.0% if the outstanding balance was less than $5.0 million; (ii) 10.0% if the outstanding balance was greater than or equal to $5.0 million but less than $10.0 million, and (iii) 9.0% if the outstanding balance was greater than or equal to $10.0 million. PIK interest represents contractually deferred interest that is added to the principal balance outstanding and due at maturity. The loan was secured by substantially all assets of the Company. As of December 31, 2020, the outstanding principal and capitalized PIK interest on the Note Purchase and Security Agreement was $32.5 million, along with $0.6 million of accrued PIK interest not subject to capitalization as of such date. This loan was repaid in March 2021 and is no longer outstanding (see Note 19).As part of the Note Purchase and Security Agreement, the Company issued warrants for up to 8,669,076 of Series E convertible preferred shares, which the Company estimated to have a fair value of $12.5 million at issuance which was recorded as a discount to the debt and is being amortized to interest expense over the term of the debt. These warrants were exercised in February 2021 and are no longer outstanding (see Note 19).2019 Loan and Security AgreementIn December 2019, the Company entered into a Loan and Security Agreement (the “2019 Loan and Security Agreement”) with a group of lenders for a term loan in the amount of $25.0 million. Minimum payments of interest were due monthly through December 2021. Beginning in January 2022, equal payments of principal would have been due monthly in an amount necessary to fully amortize the loan by June 5, 2024. An end of term payment of $0.6 million was due at maturity or date of any prepayment. At the time of origination, the lender was granted a warrant to purchase Series E convertible preferred stock, estimated to have a fair value of $0.5 million at issuance. The warrants were exercised in February 2021 and are no longer outstanding (see Note 19). The loan was secured by substantially all assets of the Company.
Capitalized payment			$ 900,000	$ 600,000
Additional funds			$ 15,000,000.0
Warrants issued for debt (in Shares)		8,669,076	8,669,076
Estimated fair value		$ 12,500,000	$ 12,500,000
Principal amount due			$ 24,300,000	24,100,000
Prepayment charge interest		1.00%	1.00%
End of term fee rate		1.00%
2019 Loan and Security Agreement [Member]
Notes Payable, net (Details) [Line Items]
Total borrowing				25,000,000.0
Series-E Convertible Preferred Stock [Member]
Notes Payable, net (Details) [Line Items]
Estimated fair value				$ 500,000
Effective Date First Year [Member]
Notes Payable, net (Details) [Line Items]
Prepayment charge		3.00%	3.00%
Effective Date Second Year [Member]
Notes Payable, net (Details) [Line Items]
Prepayment charge		2.00%	2.00%
Minimum [Member]
Notes Payable, net (Details) [Line Items]
Debt interest rate		9.00%
Maximum [Member]
Notes Payable, net (Details) [Line Items]
Debt interest rate		11.00%